Employee future benefits	6 Months Ended
Jun. 30, 2023
Employee Future Benefits
Employee future benefits

4. Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Six months ended June 30, 2023			Year ended December 31, 2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	21,657	93	21,750	29,412
Current service cost	63	6	69	142
Interest cost	400	2	402	295
Actuarial loss (gain) from changes in financial assumptions	143	-	143	(5,915)
Benefits paid	(380)	-	(380)	(752)
Impact of foreign exchange rate changes	261	1	262	(1,432)
Balances – End of the period	22,144	102	22,246	21,750

Change in plan assets
Balances – Beginning of the period	10,591	-	10,591	11,927
Interest income from plan assets	198	-	198	120
Employer contributions	14	-	14	45
Employee contributions	8	-	8	10
Benefits paid	(136)	-	(136)	(247)
Remeasurement of plan assets	63	-	63	(641)
Impact of foreign exchange rate changes	127	-	127	(623)
Balances – End of the period	10,865	-	10,865	10,591

Net liability of the unfunded plans	10,867	102	10,969	10,787
Net liability of the funded plans	412	-	412	372
Net amount recognized as Employee future benefits	11,279	102	11,381	11,159

Amounts recognized:
In net loss	257	8	265	295
Actuarial (loss) gain on defined benefit plans in other comprehensive (loss) income	(80)	-	(80)	5,262

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 3.70% as of June 30, 2023, and 3.75% as of December 31, 2022, causing the variances in the actuarial loss (gain) on defined benefit plan during the six months ended June 30, 2023.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2023, and for the three and six months ended June 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)